Leases (Tables)	12 Months Ended
Jan. 02, 2016
Leases [Abstract]
Rent Expense [Table Text Block]
Rent expense was as follows (in thousands):

Facility Rents:	2015	2014	2013
Minimum rents	$52,650	$47,754	$41,816
Contingent rents	5,168	6,241	5,779
Total	$57,818	$53,995	$47,595

Equipment Rents	$4,362	$3,609	$2,694

Future minimum payments operating leases [Table Text Block]
The aggregate minimum rental commitments under operating leases for subsequent years are as follows (in thousands):

2016	$59,096
2017	54,938
2018	43,785
2019	34,217
2020	27,792
Thereafter	79,426
Total future minimum lease payments	$299,254